Financial Risk Management Objectives and Policies - Aging of Financial assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	$ 2,013,099	$ 2,337,955
Credit risk
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	1,067,350	1,041,389
Credit risk | Receivables neither past due nor impaired
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	1,023,506	1,026,367
Credit risk | Not later than one month [member]
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	42,507	14,795
Credit risk | 31-90 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	550	197
Credit risk | 91-120 Days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	787	30
Credit risk | Great than 120 days
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Carrying Amount	$ 0	$ 0